Note 24 - Management of Capital (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Statement Line Items [Line Items]
Dividends recognised as distributions to owners	$ 0
Non-current portion of non-current borrowings	$ 0